Note 3 - Cash and Cash Equivalents (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Cash, Ending Balance	$ 832	$ 3,225
Cash Equivalents, at Carrying Value, Total	$ 14,224	$ 7,406